Income Taxes (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Income Taxes (Textual)
Federal statutory income tax rate	21.00%
Income tax rate reduction, description	The net operating loss carry forwards in the U.S. are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year.
Increased decreased in valuation allowance	$ 259,000
Deferred tax assets	$ 393,000	$ 134,000
New York [Member]
Income Taxes (Textual)
Federal statutory income tax rate	7.10%
Effective tax rate	26.60%
Hong Kong [Member]
Income Taxes (Textual)
Federal statutory income tax rate	16.50%
Net operating loss carryforward	$ 900,000
CACM [Member]
Income Taxes (Textual)
Deferred tax asset allowance, percentage	100.00%
Net operating loss carryforward	$ 900,000	$ 500,000